Restructuring and Employee Severance (Tables)	12 Months Ended
Jun. 30, 2011
Restructuring and Employee Severance
Restructuring and Employee Severance Costs

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Employee-related costs (1)	$6.9	$32.9	$33.8
Facility exit and other costs (2)	8.6	57.8	70.9

Total restructuring and employee severance	$15.5	$90.7	$104.7

(1)	Employee-related costs primarily consist of one-time termination benefits provided to employees who have been involuntarily terminated and duplicate payroll costs during transition periods.
(2)	Facility exit and other costs consist of accelerated depreciation, equipment relocation costs, project consulting fees, and costs associated with restructuring our delivery of information technology infrastructure services.

Restructuring and Employee Severance by Project

	Fiscal Year Ended June 30,
(in millions)	2011	2010	2009
Spin-Off (1)	$6.7	$64.5	$73.8
Segment Realignment (2)	0.0	2.0	15.7

(1)

We incurred restructuring expenses related to the Spin-Off consisting of employee-related costs, share-based compensation, costs to evaluate and execute the transaction, costs to separate certain functions and information technology systems, and other one-time transaction related costs. See Note 17 for further information regarding share-based compensation incurred in connection with the Spin-Off. Also included within these costs is $18.6 million of costs related to the retirement of our former Chairman and Chief Executive Officer upon completion of the Spin-Off.

(2)	During fiscal 2009, we consolidated our businesses into two primary operating and reportable segments to reduce costs and align resources with the needs of each segment. In connection with the Spin-Off, these reportable segments were reorganized. Refer to Note 16 for additional information regarding our current reportable segments.

Liabilities Associated with Restructuring and Employee Severance Activities

(in millions)	Employee Related Costs	Facility Exit and Other Costs	Total
Balance at June 30, 2008	$22.5	$0.4	$22.9
Additions	33.8	70.9	104.7
Payments and other adjustments	(43.1)	(59.0)	(102.1)

Balance at June 30, 2009	13.2	12.3	25.5
Additions	32.9	57.8	90.7
Payments and other adjustments	(36.9)	(62.7)	(99.6)

Balance at June 30, 2010	9.2	7.4	16.6
Additions	6.9	8.6	15.5
Payments and other adjustments	(10.1)	(11.4)	(21.5)

Balance at June 30, 2011	$6.0	$4.6	$10.6